CAPITALIZED DRILLING COSTS AND OIL AND GAS PROPERTIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF OIL AND GAS ACTIVITIES

The following table summarizes the Company’s oil and gas activities by classification for the periods ended September 30, 2022 and 2021.

Activity Category	March 31, 2022	Adjustments (1)	September 30, 2022
Proved Developed Producing Oil and Gas Properties
Cost	$4,915,968	$(2,231,401)	$2,684,567
Accumulated depreciation, depletion and amortization	(3,225,527)	1,059,850	(2,165,677)
Changes in estimates	-	-	-
Total	$1,690,441	$(1,171,551)	$518,890

Undeveloped and Non-Producing Oil and Gas Properties
Cost	$4,936,352	$(28,266)	$4,908,086
Changes in estimates	-	-	-
Total	$4,936,352	$(28,266)	$4,908,086

Grand Total	$6,626,793	$(1,199,817)	$5,426,976

Activity Category	March 31, 2021	Adjustments (1)	September 30, 2021
Proved Developed Producing Oil and Gas Properties
Cost	$7,223,379	$-	$7,223,379
Accumulated depreciation, depletion and amortization	(739,037)	(722,344)	(1,461,381)
Changes in estimates	-	-	-
Total	$6,484,342	$(722,344)	$5,761,998

Undeveloped and Non-Producing Oil and Gas Properties
Cost	$5,868,137	$-	$5,868,137
Changes in estimates	-	-	-
Total	$5,868,137	$-	$5,868,137

Grand Total	$12,352,479	$(722,344)	$11,630,135

(1)	Relates to dispositions of reserves, and depletion expenses.

White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF OIL AND GAS PROPERTIES

The Company’s holdings in oil and gas mineral lease (“OGML”) properties as of March 31, 2022 and 2021 are as follows:

	March 31, 2022	March 31, 2021

Total OGML Properties Acquired	$6,626,793	$12,352,479

SCHEDULE OF OIL AND GAS ACTIVITIES

The following table summarizes the Company’s oil and gas activities by classification for the years ended March 31, 2022 and 2021.

Activity Category	March 31, 2021	Adjustments (1)	March 31, 2022
Proved Developed Producing Oil and Gas Properties
Cost	$7,223,379	$(2,307,411)	$4,915,968
Accumulated depreciation, depletion and amortization	(739,037)	(2,486,490)	(3,225,527)
Changes in estimates	-	-	-
Total	$6,484,342	$(4,793,901)	$1,690,441

Undeveloped and Non-Producing Oil and Gas Properties
Cost	$5,868,137	$(931,785)	$4,936,352
Changes in estimates	-	-	-
Total	$5,868,137	$(931,785)	$4,936,352

Grand Total	$12,352,479	$(5,725,686)	$6,626,793

WHITE RIVER HOLDINGS CORP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
MARCH 31, 2022 AND 2021

Activity Category	March 31, 2020	Adjustments (1)	March 31, 2021
Proved Developed Producing Oil and Gas Properties
Cost	$166,849	$7,056,530	$7,223,379
Accumulated depreciation, depletion and amortization	-	(739,037)	(739,037)
Changes in estimates	-	-	-
Total	$166,849	$6,317,493	$6,484,342

Undeveloped and Non-Producing Oil and Gas Properties
Cost	$5,968,151	$(100,014)	$5,868,137
Changes in estimates	-	-	-
Total	$5,968,151	$(100,014)	$5,868,137

Grand Total	$6,135,000	$6,217,479	$12,352,479

(1)	Relates to acquisitions and dispositions of reserves.